Intangible Assets - Schedule of Cost and Accumulated Amortization of Intangible Assets (Details) - Cost - Licenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Intangible Assets
Balance at beginning of period	$ 906
Write-off	(80)
Deconsolidation of subsidiary	(225)
Balance at end of period	601
Intangible assets	$ 601	$ 601